UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

The schedules are not audited.

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
14,550	iShares Russell 1000 Value Index Fund	$1,536,771	2.0
54,060	Schwab U.S. TIPs ETF	3,085,745	4.0
3,485	SPDR Trust Series 1	753,806	0.9

	Total Exchange-Traded Funds
	(Cost $5,145,037)	5,376,322	6.9

MUTUAL FUNDS: 93.0%
	Affiliated Investment Companies: 90.9%
233,883	Voya Emerging Markets Index Portfolio - Class I	2,359,875	3.1
470,162	Voya Floating Rate Fund - Class I	4,654,605	6.0
380,101	Voya Global Bond Fund - Class R6	3,865,628	5.0
589,011	Voya High Yield Bond Fund - Class R6	4,729,762	6.1
1,352,012	Voya Intermediate Bond Fund - Class R6	13,925,728	18.0
616,786	Voya International Index Portfolio - Class I	5,520,235	7.1
198,945	Voya Large Cap Growth Portfolio - Class I	3,453,693	4.5
437,911	Voya Large Cap Value Portfolio - Class I	4,979,044	6.4
93,337	@ Voya MidCap Opportunities Portfolio - Class I	1,153,641	1.5
108,195	Voya Multi-Manager Mid Cap Value Fund - Class I	1,154,440	1.5
343,622	Voya RussellTM Mid Cap Index Portfolio - Class I	5,013,446	6.5
542,577	Voya Short Term Bond Fund - Class R6	5,371,515	7.0
77,700	Voya Small Company Portfolio - Class I	1,561,767	2.0
524,531	Voya U.S. Bond Index Portfolio - Class I	5,738,374	7.4
397,070	Voya U.S. Stock Index Portfolio - Class I	5,360,444	6.9
59,311	VY® Clarion Global Real Estate Portfolio - Class I	741,977	1.0
19,051	VY® Clarion Real Estate Portfolio - Class I	730,416	0.9
		70,314,590	90.9

	Unaffiliated Investment Companies: 2.1%
319,932	@ Credit Suisse Commodity Return Strategy Fund - Class I	1,580,462	2.1

	Total Mutual Funds
	(Cost $66,974,287)	71,895,052	93.0

	Total Investments in Securities (Cost $72,119,324)	$77,271,374	99.9
	Assets in Excess of Other Liabilities	58,289	0.1
	Net Assets	$77,329,663	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $73,626,307.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,673,338
Gross Unrealized Depreciation	(2,028,271)

Net Unrealized Appreciation	$3,645,067

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,376,322	$–	$–	$5,376,322
Mutual Funds	71,895,052	–	–	71,895,052
Total Investments, at fair value	$77,271,374	$–	$–	$77,271,374

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$2,391,852	$(138,099)	$106,122	$2,359,875	$32,433	$57	$-
Voya Floating Rate Fund - Class I	781,657	4,081,608	(277,752)	69,092	4,654,605	91,348	(11,345)	-
Voya Global Bond Fund - Class R6	-	4,018,261	(164,473)	11,840	3,865,628	70,712	(665)	-
Voya High Yield Bond Fund - Class I	7,697,527	454,070	(8,457,492)	305,895	-	223,820	(56,774)	-
Voya High Yield Bond Fund - Class R6	-	5,408,354	(855,100)	176,508	4,729,762	44,007	18,320	-
Voya Intermediate Bond Fund - Class R6	29,059,451	2,186,444	(18,200,762)	880,595	13,925,728	479,736	1,217	-
Voya International Index Portfolio - Class I	6,139,816	2,594,820	(2,906,030)	(308,371)	5,520,235	161,421	207,310	-
Voya Large Cap Growth Portfolio - Class I	8,208,600	1,047,587	(4,165,147)	(1,637,347)	3,453,693	19,392	1,221,837	446,919
Voya Large Cap Value Portfolio - Class I	7,289,119	921,473	(2,925,324)	(306,224)	4,979,044	18,373	438,303	150,957
Voya MidCap Opportunities Portfolio - Class I	1,168,261	259,476	(231,544)	(42,552)	1,153,641	-	3,619	123,389
Voya Multi-Manager Mid Cap Value Fund - Class I	1,149,368	168,400	(302,352)	139,024	1,154,440	-	(53,559)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	5,536,131	(299,043)	(223,642)	5,013,446	45,732	(27,518)	410,494
Voya Short Term Bond Fund - Class R6	3,150,241	2,763,005	(562,467)	20,736	5,371,515	62,338	(6,908)	-
Voya Small Company Portfolio - Class I	-	1,703,375	(149,590)	7,982	1,561,767	7,011	(5,908)	141,895
Voya U.S. Bond Index Portfolio - Class I	783,483	8,846,906	(3,976,478)	84,463	5,738,374	55,710	11,199	8,684
Voya U.S. Stock Index Portfolio - Class I	4,503,663	3,249,503	(2,553,744)	161,022	5,360,444	19,704	(133,465)	294,291
VY® Clarion Global Real Estate Portfolio - Class I	2,336,264	142,732	(1,374,417)	(362,602)	741,977	9,929	466,881	-
VY® Clarion Real Estate Portfolio - Class I	-	790,149	(93,072)	33,339	730,416	12,915	4,660	-
	$72,267,450	$46,564,146	$(47,632,886)	$(884,120)	$70,314,590	$1,354,581	$2,077,261	$1,576,629

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.8%
7,639	iShares Barclays 20+ Year Treasury Bond Fund	$1,050,439	0.8
27,138	iShares Russell 1000 Value Index Fund	2,866,316	2.0
6,691	SPDR Trust Series 1	1,447,263	1.0

	Total Exchange-Traded Funds
	(Cost $5,102,349)	5,364,018	3.8

MUTUAL FUNDS: 96.1%
	Affiliated Investment Companies: 94.6%
716,005	Voya Emerging Markets Index Portfolio - Class I	7,224,492	5.1
429,623	Voya Floating Rate Fund - Class I	4,253,267	3.0
277,843	Voya Global Bond Fund - Class R6	2,825,662	2.0
359,568	Voya High Yield Bond Fund - Class R6	2,887,328	2.0
179,867	Voya Index Plus LargeCap Portfolio - Class I	4,201,693	3.0
708,435	Voya Intermediate Bond Fund - Class R6	7,296,883	5.2
1,932,342	Voya International Index Portfolio - Class I	17,294,459	12.2
1,168,104	Voya Large Cap Growth Portfolio - Class I	20,278,283	14.4
1,666,360	Voya Large Cap Value Portfolio - Class I	18,946,513	13.4
396,659	@ Voya MidCap Opportunities Portfolio - Class I	4,902,699	3.5
540,729	Voya Multi-Manager International Equity Fund - Class I	5,758,765	4.1
461,296	Voya Multi-Manager Mid Cap Value Fund - Class I	4,922,029	3.5
866,418	Voya RussellTM Mid Cap Index Portfolio - Class I	12,641,045	8.9
212,996	Voya Small Company Portfolio - Class I	4,281,212	3.0
63,999	Voya U.S. Bond Index Portfolio - Class I	700,153	0.5
927,921	Voya U.S. Stock Index Portfolio - Class I	12,526,929	8.9
108,344	VY® Clarion Global Real Estate Portfolio - Class I	1,355,389	1.0
34,798	VY® Clarion Real Estate Portfolio - Class I	1,334,147	0.9
		133,630,948	94.6

	Unaffiliated Investment Companies: 1.5%
444,618	@ Credit Suisse Commodity Return Strategy Fund - Class I	$2,196,411	1.5

	Total Mutual Funds
	(Cost $116,037,980)	135,827,359	96.1

	Total Investments in Securities (Cost $121,140,329)	$141,191,377	99.9
	Assets in Excess of Other Liabilities	101,353	0.1
	Net Assets	$141,292,730	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $123,983,767.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$21,035,418
Gross Unrealized Depreciation	(3,827,808)

Net Unrealized Appreciation	$17,207,610

Voya Strategic Allocation Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,364,018	$–	$–	$5,364,018
Mutual Funds	135,827,359	–	–	135,827,359
Total Investments, at fair value	$141,191,377	$–	$–	$141,191,377

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$4,127,552	$3,323,803	$(1,124,248)	$897,385	$7,224,492	$121,009	$(221,261)	$-
Voya Floating Rate Fund - Class I	2,899,528	1,846,456	(605,542)	112,825	4,253,267	112,648	(29,082)	-
Voya Global Bond Fund - Class R6	-	2,996,767	(179,543)	8,438	2,825,662	52,506	(793)	-
Voya High Yield Bond Fund - Class I	8,520,593	651,118	(9,557,500)	385,789	-	220,011	(120,462)	-
Voya High Yield Bond Fund - Class R6	-	4,235,531	(1,472,967)	124,764	2,887,328	29,013	36,371	-
Voya Index Plus LargeCap Portfolio - Class I	-	4,352,359	(303,796)	153,130	4,201,693	72,537	4,736	-
Voya Intermediate Bond Fund - Class R6	4,348,223	5,059,329	(2,334,278)	223,609	7,296,883	150,667	23,046	-
Voya International Index Portfolio - Class I	24,148,366	5,040,525	(10,616,315)	(1,278,117)	17,294,459	517,445	1,013,343	-
Voya Large Cap Growth Portfolio - Class I	25,338,936	3,164,552	(5,840,269)	(2,384,936)	20,278,283	115,278	338,098	2,656,721
Voya Large Cap Value Portfolio - Class I	23,467,470	1,574,646	(6,538,483)	442,880	18,946,513	70,423	10,560	578,604
Voya MidCap Opportunities Portfolio - Class I	5,048,205	734,310	(700,511)	(179,305)	4,902,699	-	5,257	531,237
Voya Multi-Manager International Equity Fund - Class I	-	5,919,151	(329,290)	168,904	5,758,765	-	290	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,967,043	338,894	(893,976)	510,068	4,922,029	-	(154,012)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	8,537,074	5,958,353	(1,509,361)	(345,021)	12,641,045	132,714	(101,007)	1,191,245
Voya Small Company Portfolio - Class I	5,754,601	651,886	(1,957,226)	(168,049)	4,281,212	19,487	323,532	394,369
Voya U.S. Bond Index Portfolio - Class I	1,451,454	5,768,256	(6,549,704)	30,147	700,153	16,763	28,418	2,034
Voya U.S. Stock Index Portfolio - Class I	12,776,240	4,156,279	(4,798,157)	392,567	12,526,929	46,970	(295,434)	701,540
VY® Clarion Global Real Estate Portfolio - Class I	2,872,779	57,027	(1,258,802)	(315,615)	1,355,389	18,313	451,246	-
VY® Clarion Real Estate Portfolio - Class I	-	1,450,432	(177,181)	60,896	1,334,147	23,825	10,579	-
	$134,258,064	$57,279,674	$(56,747,149)	$(1,159,641)	$133,630,948	$1,719,609	$1,323,425	$6,055,750

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.3%
7,598	iShares Barclays 20+ Year Treasury Bond Fund	$1,044,801	0.8
47,232	iShares Russell 1000 Value Index Fund	4,988,644	3.5
6,671	SPDR Trust Series 1	1,442,937	1.0

	Total Exchange-Traded Funds
	(Cost $7,116,223)	7,476,382	5.3

MUTUAL FUNDS: 94.6%
	Affiliated Investment Companies: 93.1%
428,194	Voya Emerging Markets Index Portfolio - Class I	4,320,475	3.0
717,670	Voya Floating Rate Fund - Class I	7,104,933	5.0
278,495	Voya Global Bond Fund - Class R6	2,832,295	2.0
720,087	Voya High Yield Bond Fund - Class R6	5,782,297	4.1
180,288	Voya Index Plus LargeCap Portfolio - Class I	4,211,536	3.0
1,783,617	Voya Intermediate Bond Fund - Class R6	18,371,258	13.0
968,296	Voya International Index Portfolio - Class I	8,666,248	6.1
888,222	Voya Large Cap Growth Portfolio - Class I	15,419,542	10.9
1,293,040	Voya Large Cap Value Portfolio - Class I	14,701,859	10.4
338,782	@ Voya MidCap Opportunities Portfolio - Class I	4,187,351	3.0
406,431	Voya Multi-Manager International Equity Fund - Class I	4,328,494	3.1
396,307	Voya Multi-Manager Mid Cap Value Fund - Class I	4,228,599	3.0
482,005	Voya RussellTM Mid Cap Index Portfolio - Class I	7,032,452	5.0
601,795	Voya Short Term Bond Fund - Class R6	5,957,770	4.2
142,309	Voya Small Company Portfolio - Class I	2,860,408	2.0
577,367	Voya U.S. Bond Index Portfolio - Class I	6,316,399	4.5
932,171	Voya U.S. Stock Index Portfolio - Class I	12,584,303	8.9
108,629	VY® Clarion Global Real Estate Portfolio - Class I	1,358,945	1.0
34,893	VY® Clarion Real Estate Portfolio - Class I	1,337,794	0.9
		131,602,958	93.1

	Unaffiliated Investment Companies: 1.5%
442,199	@ Credit Suisse Commodity Return Strategy Fund - Class I	$2,184,465	1.5

	Total Mutual Funds
	(Cost $119,488,019)	133,787,423	94.6

	Total Investments in Securities (Cost $126,604,242)	$141,263,805	99.9
	Assets in Excess of Other Liabilities	114,515	0.1
	Net Assets	$141,378,320	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $129,339,369.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$15,759,669
Gross Unrealized Depreciation	(3,835,233)

Net Unrealized Appreciation	$11,924,436

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,476,382	$–	$–	$7,476,382
Mutual Funds	133,787,423	–	–	133,787,423
Total Investments, at fair value	$141,263,805	$–	$–	$141,263,805

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$2,679,131	$1,811,196	$(696,994)	$527,142	$4,320,475	$58,620	$(144,620)	$-
Voya Floating Rate Fund - Class I	2,820,891	4,672,135	(523,969)	135,876	7,104,933	160,302	(24,443)	-
Voya Global Bond Fund - Class R6	-	2,923,226	(99,522)	8,591	2,832,295	51,804	(408)	-
Voya High Yield Bond Fund - Class I	8,294,905	598,163	(9,259,361)	366,293	-	258,991	(75,996)	-
Voya High Yield Bond Fund - Class R6	-	7,086,576	(1,503,810)	199,531	5,782,297	54,820	33,228	-
Voya Index Plus LargeCap Portfolio - Class I	-	4,281,990	(224,063)	153,609	4,211,536	70,304	4,623	-
Voya Intermediate Bond Fund - Class R6	32,599,122	2,874,484	(18,151,451)	1,049,103	18,371,258	573,017	(13,970)	-
Voya International Index Portfolio - Class I	15,201,827	4,353,121	(9,393,851)	(1,494,849)	8,666,248	251,664	1,297,992	-
Voya Large Cap Growth Portfolio - Class I	20,417,576	3,010,580	(6,023,324)	(1,985,290)	15,419,542	87,086	427,633	2,007,006
Voya Large Cap Value Portfolio - Class I	18,672,362	1,827,847	(6,045,551)	247,201	14,701,859	54,517	119,430	447,923
Voya MidCap Opportunities Portfolio - Class I	4,208,262	745,581	(613,577)	(152,915)	4,187,351	-	6,418	453,867
Voya Multi-Manager International Equity Fund - Class I	-	4,394,515	(194,205)	128,184	4,328,494	-	186	-
Voya Multi-Manager Mid Cap Value Fund - Class I	4,140,437	445,771	(804,752)	447,143	4,228,599	-	(138,950)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	-	7,609,710	(293,063)	(284,195)	7,032,452	55,336	(26,292)	496,693
Voya Short Term Bond Fund - Class R6	-	7,257,641	(1,305,654)	5,783	5,957,770	51,188	3,090	-
Voya Small Company Portfolio - Class I	5,596,284	655,794	(2,689,529)	(702,141)	2,860,408	12,524	867,090	253,453
Voya U.S. Bond Index Portfolio - Class I	1,412,182	11,443,496	(6,642,665)	103,386	6,316,399	65,219	20,977	9,850
Voya U.S. Stock Index Portfolio - Class I	12,429,262	4,474,662	(4,685,192)	365,571	12,584,303	46,822	(262,747)	699,338
VY® Clarion Global Real Estate Portfolio - Class I	2,796,685	106,054	(1,231,471)	(312,323)	1,358,945	18,238	449,175	-
VY® Clarion Real Estate Portfolio - Class I	-	1,426,249	(149,521)	61,066	1,337,794	23,725	8,689	-
	$131,268,926	$71,998,791	$(70,531,525)	$(1,133,234)	$131,602,958	$1,894,177	$2,551,105	$4,368,130

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2016